Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The CHRC does not take into account material nonpublic information when determining the timing and terms of equity awards, nor does it time disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method

The CHRC does not take into account material nonpublic information when determining the timing and terms of equity awards, nor does it time disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered

The CHRC does not take into account material nonpublic information when determining the timing and terms of equity awards, nor does it time disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false